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UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number ___811-22015   ________________________

NCM Capital Investment Trust

(Exact name of registrant as specified in charter)

2634 Durham-Chapel Hill Boulevard, Suite 206 Durham, North Carolina	45246
(Address of principal executive offices)	(Zip code)

Tina H. Bloom, Esq.

Ultimus Fund Solutions, LLC     225 Pictoria Drive, Suite 450     Cincinnati, Ohio 45246

(Name and address of agent for service)

Registrant's telephone number, including area code:   (919) 294-2000

Date of fiscal year end:         February 28, 2010

Date of reporting period:       November 30, 2009

Form N-Q is to be used by management investment companies other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to Rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1.  Schedule of Investments.

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - 95.98%

Consumer Discretionary - 17.66%
*	AutoZone, Inc.	87	$12,865
	Darden Restaurants, Inc.	356	11,189
	DeVry, Inc.	285	15,481
	John Wiley & Sons, Inc.	313	11,722
*	Kohl's Corp.	186	9,884
	Marriott International, Inc.	390	10,039
*	priceline.com, Inc.	74	15,845
	Ross Stores, Inc.	312	13,722
			100,747
Consumer Staples - 6.77%
	Avon Products, Inc.	409	14,008
	Clorox Co.	184	11,090
	Molson Coors Brewing Co.	299	13,518
			38,616
Energy - 4.74%
	Cimarex Energy Co.	156	7,307
	Murphy Oil Corp.	75	4,229
*	Petrohawk Energy Corp.	229	5,116
	The Williams Cos, Inc.	310	6,166
	Tidewater, Inc.	94	4,225
			27,043
Financials - 8.63%
*	IntercontinentalExchange, Inc.	108	11,533
	Invesco, Ltd.	398	8,856
	Principal Financial Group, Inc.	488	12,390
	T Rowe Price Group, Inc.	127	6,214
*	TD Ameritrade Holding Corp.	520	10,213
			49,206
Health Care - 13.14%
	AmerisourceBergen Corp.	491	12,123
	CR Bard, Inc.	74	6,084
*	Hospira, Inc.	185	8,686
*	Laboratory Corp of America Holdings	111	8,099
*	Life Technologies Corp.	116	5,774
*	Mylan, Inc.	401	7,166
*	OSI Pharmaceuticals, Inc.	259	8,627
	Pharmaceutical Product Development, Inc.	361	7,740
*	United Therapeutics Corp.	234	10,668
			74,967

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
		Shares	Value (Note 1)

COMMON STOCKS - (Continued)

Industrials - 14.10%
*	Alliant Techsystems, Inc.	140	$12,001
*	BE Aerospace, Inc.	1,024	19,732
*	Esterline Technologies Corp.	301	12,157
	Flowserve Corp.	164	16,311
*	IHS, Inc.	160	8,045
*	Kirby Corp.	366	12,206
			80,452
Information Technology - 24.52%
*	Agilent Technologies, Inc.	427	12,349
*	Citrix Systems, Inc.	249	9,507
*	Cognizant Technology Solutions Corp.	282	12,388
*	Equinix, Inc.	136	13,082
	Global Payments, Inc.	268	13,738
*	Intuit, Inc.	359	10,486
	Linear Technology Corp.	417	11,246
*	Marvell Technology Group, Ltd.	766	11,812
*	Micron Technology, Inc.	666	5,008
*	NetApp, Inc.	461	14,208
*	NVIDIA Corp.	425	5,551
*	Red Hat, Inc.	436	11,641
*	Western Digital Corp.	240	8,842
			139,858
Materials - 4.66%
*	Crown Holdings, Inc.	180	4,531
	Ecolab, Inc.	186	8,353
	FMC Corp.	127	7,111
	Steel Dynamics, Inc.	388	6,565
			26,560
Utilities - 1.76%
	ITC Holdings Corp.	101	4,491
	National Fuel Gas Co.	119	5,573
			10,064

	Total Common Stocks (Cost $486,110)		547,513

INVESTMENT COMPANY - 7.51%
§	Evergreen Money Market Fund, 0.01%	42,833	42,833

	Total Investment Company (Cost $42,833)		42,833

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009
		Value (Note 1)

Total Value of Investments (Cost $528,943) - 103.49%		$590,346

Liabilities in Excess of Other Assets - (3.49)%		(19,901)

	Net Assets - 100%	$570,445

*	Non-income producing investment
§	Represents 7 day effective yield

Aggregate cost for financial reporting and federal income tax purposes is the same.  Unrealized appreciation / (depreciation) of investments for financial reporting and federal income tax purposes is as follows:

	Aggregate gross unrealized appreciation	$75,628
	Aggregate gross unrealized depreciation	(14,225)

	Net unrealized appreciation	$61,403

Summary of Investments by Sector
	% of Net
Sector	Assets	Value
Consumer Discretionary	17.66%	$ 100,747
Consumer Staples	6.77%	38,616
Energy	4.74%	27,043
Financials	8.63%	49,206
Health Care	13.14%	74,967
Industrials	14.10%	80,452
Information Technology	24.52%	139,858
Materials	4.66%	26,560
Utilities	1.76%	10,064
Other	7.51%	42,833
Total	103.49%	$ 590,346

(Continued)

NCM CAPITAL MID-CAP GROWTH FUND

Schedule of Investments
(Unaudited)

As of November 30, 2009

Note 1 - Investment Valuation

The Fund’s investments in securities are carried at value.  Securities listed on an exchange or quoted on a national market system are valued at the last sales price as of 4:00 p.m. Eastern Time.  Securities traded in the NASDAQ over-the-counter market are generally valued at the NASDAQ Official Closing Price.  Other securities traded in the over-the-counter market and listed securities for which no sale was reported on that date are valued at the most recent bid price. Securities and assets for which representative market quotations are not readily available or which cannot be accurately valued using the Fund’s normal pricing procedures are valued at fair value as determined in good faith under policies approved by the Trustees.

Fair value pricing  may be used, for  example,  in situations  where (i) a portfolio security is so thinly traded that there have been no transactions for that security over an extended period of time; (ii) the exchange on which the portfolio security is principally traded closes early; or (iii) trading of the portfolio security is halted during the day and does not resume prior to the Fund’s net asset value calculation.  A portfolio security’s “fair value” price may differ from the price next available for that portfolio security using the Fund’s normal pricing procedures.  Instruments with maturities of 60 days or less are valued at amortized cost, which approximates market value.

Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), defines fair value, establishes a framework for measuring fair value in generally accepted accounting principles, and expands required note disclosures about fair value measurements.

Various inputs are used in determining the value of the Fund's investments.  These inputs are summarized in the three broad levels listed below:

Level 1: quoted prices in active markets for identical securities
Level 2: other significant observable inputs (including quoted prices for similar securities, interest rates, credit risk, etc.)
Level 3: significant unobservable inputs (including the Fund's own assumptions in determining fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used in valuing the Fund's assets:

	Valuation Inputs	Investments in Securities
	Level 1	$ 590,346
	Level 2	-
	Level 3	-
	Total	$ 590,346

Item 2.  Controls and Procedures.

(a)  Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant, including its consolidated subsidiaries, is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that such information is recorded, processed, summarized, and reported on a timely basis.

(b)   There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.  Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)):  Attached hereto

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                      NCM Capital Investment Trust

By (Signature and Title)*	/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date          January 29, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Maceo K. Sloan
Maceo K. Sloan, President

Date          January 29, 2010

By (Signature and Title)*	/s/ Michael L. Lawrence
Michael L. Lawrence, Treasurer

Date _        January 29, 2010

* Print the name and title of each signing officer under his or her signature.